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                                   EATON VANCE
                                  INSTITUTIONAL
                                    EMERGING
                                    MARKETS
                                      FUND



                                   [EATON VANCE 75TH ANNIVERSARY LOGO]



                         SEMIANNUAL REPORT JUNE 30, 2000

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2000
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INVESTMENT UPDATE
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[PHOTO]
Hon. Jacob Rees-Mogg
Co-Portfolio Manager

INVESTMENT ENVIRONMENT
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- Rising interest rates and a nine-year high in oil prices have resulted in lower economic growth for emerging markets and weaker corporate profits.
  While the spike in oil prices has benefited selected countries - including Venezuela, Russia and Mexico - for most emerging nations, it has brought expanding current account deficits.

- While some Asian economies suffered from slowing worldwide demand, China celebrated gaining Permanent Normal Trade Status with the U.S. China has enjoyed rising retail sales and industrial production, providing a boost to its domestic economy.

- In Latin America, Mexico signed a free-trade agreement with the European Union and maintained strong GDP growth with lower inflation. Brazil has enacted further economic reforms, lowered interest rates and brought inflation to its lowest level in 40 years.

THE FUND
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund had a total return of -6.09% during the six months June 30, 2000. This return resulted from a decrease in net asset value per share (NAV) to $13.57 on June 30, 2000 from $14.73 on December 31, 1999, and the reinvestment of $0.297 in capital gain distributions.

- Jacob Rees-Mogg, of Lloyd George Management, will assume sole management responsibilities for the Portfolio, effective August 21, 2000. Kiersten Christensen, who has co-managed the Portfolio as a part of the Lloyd George investment team, will join Eaton Vance Management as an analyst specializing in Asia, southern Europe and the medical products and health care industries.

  RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest industry weightings at June 30, 2000 were telephone utilities, banks and money services, and investment services - industries that have tended to be resilient in a slower economic environment. Latin America remained the Portfolio's largest regional focus, while the Portfolio reduced its exposure to export-dependent Asia.

- In Latin America, Compania Brasiliera de Distribuicao is one of Brazil's largest grocery chains and has been a prime beneficiary of a stronger consumer economy. In Mexico, Telefonos de Mexico (Telmex) is the leading provider of fixed-line and cellular phone services. The company has enjoyed an additional revenue surge from sales of Internet, paging and data transmission services.

- In East Asia, the Portfolio's largest investment was Li & Fung Ltd., a manufacturing outsourcing firm. The company continued to widen its client base and increase its share of the Asian market. Elsewhere in Asia, the Portfolio reduced its investments in technology and Internet-related stocks. However, management maintained positions in companies that are low-cost producers in technology growth areas, including Samsung Electronics of Korea and Taiwan Semiconductor.

- Telecommunications, which is among the fastest-growing emerging market sectors, continued to play a prominent role in the Portfolio. In addition to existing holdings in Mexico's Telmex and Korea's SK Telecom, the Portfolio established investments in newly privatized areas, including Brazil's Embratel, Hungary's Magyar Tavkozlesi (Matav) and China Unicom.

- In a slowing economy, the Portfolio increased its investments in what we view as defensive stocks. Among these were Brahma, a Brazilian brewer that ranks among the world's largest beverage companies. Another such holding, President Chain Stores, operates 2,200 convenience stores in Taiwan and has recently embarked on a joint venture with Starbucks.

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MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 2000

PERFORMANCE(1)
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Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          30.38%
Life of Fund+                     33.60

+Inception date: 5/19/99

TEN LARGEST EQUITY HOLDINGS(2)
--------------------------------------------------------------------------------
Li & Fung Ltd.                          6.9%
SK Telecom                              3.9
OTP Bank GDR                            3.6
Taiwan Semiconductor                    3.6
Compania Brasileira de Distribuicao     3.5
Brahma                                  3.4
Samsung Electronics                     3.4
Hurriyet Gazeticlik                     2.8
Telefonos de Mexico                     2.7
Television Broadcasts                   2.7

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. (2) Based on market value. Ten largest holdings represent 36.5% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $1,390,098)          $1,539,293
Receivable for Fund shares sold                   50
----------------------------------------------------
TOTAL ASSETS                              $1,539,343
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable to affiliate for Trustees' fees   $      185
Payable for Fund shares redeemed                  77
Payable to the Investment Adviser              1,320
Payable to the Administrator                     880
Accrued expenses                              23,070
----------------------------------------------------
TOTAL LIABILITIES                         $   25,532
----------------------------------------------------
NET ASSETS                                $1,513,811
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $1,366,587
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                   3,652
Accumulated net investment loss               (5,623)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          149,195
----------------------------------------------------
TOTAL                                     $1,513,811
----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
----------------------------------------------------
($1,513,811  DIVIDED BY 111,556 SHARES
   OF BENEFICIAL INTEREST OUTSTANDING)    $    13.57
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $414)                $   6,505
Expenses allocated from Portfolio           (10,535)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (4,030)
---------------------------------------------------

Expenses
---------------------------------------------------
Registration fees                         $  10,878
Custodian fee                                 5,539
Legal and accounting services                 4,730
Printing and postage                          1,740
Miscellaneous                                 1,490
---------------------------------------------------
TOTAL EXPENSES                            $  24,377
---------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Investment Adviser              $  13,506
   Preliminary allocation of expenses to
      the Administrator                       9,004
   Reduction of custodian fee                   588
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  23,098
---------------------------------------------------

NET EXPENSES                              $   1,279
---------------------------------------------------

NET INVESTMENT LOSS                       $  (5,309)
---------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  25,467
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (523)
---------------------------------------------------
NET REALIZED GAIN                         $  24,944
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(264,848)
   Foreign currency and forward foreign
      currency exchange contracts               (52)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(264,900)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(239,956)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(245,265)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999(1)
--------------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (5,309) $             (1,202)
   Net realized gain                                24,944                 5,434
   Net change in unrealized appreciation
      (depreciation)                              (264,900)              414,095
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       (245,265) $            418,327
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain on investment
      transactions                        $        (26,949) $                 --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (26,949) $                 --
--------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares           $        975,302  $            885,554
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        26,949                    --
   Cost of shares redeemed                        (520,117)                   --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        482,134  $            885,554
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        209,920  $          1,303,881
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      1,303,891  $                 10
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      1,513,811  $          1,303,891
--------------------------------------------------------------------------------

Accumulated net
investment loss
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $         (5,623) $               (314)
--------------------------------------------------------------------------------

 (1) For the period from the start of business, May 19, 1999, to December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31
                                  JUNE 30, 2000       ----------------------
                                  (UNAUDITED)                1999(1)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $14.730                $10.000
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment loss                    $(0.047)               $(0.014)
Net realized and unrealized
   gain (loss)                          (0.816)                 4.744
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.863)               $ 4.730
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net realized gain                  (0.297)                    --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.297)                    --
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $13.570                $14.730
----------------------------------------------------------------------------

TOTAL RETURN(2)                          (6.09)%                47.30%
----------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,514                $ 1,304
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.79%(4)               1.57%(4)
   Net expenses after
      custodian fee
      reduction(3)                        1.50%(4)               1.50%(4)
   Net investment loss                   (0.67)%(4)             (0.20)%(4)
Portfolio Turnover of the
   Portfolio                                28%                    95%
----------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the investment adviser and/or administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            4.78%(4)               8.74%(4)
   Expenses after custodian
      fee reduction(3)                    4.49%(4)               8.67%(4)
   Net investment loss                   (3.66)%(4)             (7.37)%(4)
Net investment loss per share          $(0.257)               $(0.516)
----------------------------------------------------------------------------

 (1) For the period from the start of business, May 19, 1999, to December 31, 1999.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Emerging Markets Fund (the Fund) is a mutual fund seeking long-term capital appreciation through investment in a portfolio of equity securities of companies in countries with emerging markets. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.1% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, net capital losses of $2,490 and net currency losses of $314 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting are reclassified to paid-in capital.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 1999(1)
    ----------------------------------------------------------------------------------------
    Sales                                               64,047                        88,541
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,757                            --
    Redemptions                                        (42,789)                           --
    ----------------------------------------------------------------------------------------
    NET INCREASE                                        23,015                        88,541
    ----------------------------------------------------------------------------------------

 (1) For the period from the start of business, May 19, 1999, to December 31, 1999.

4 Transactions with Affiliates
-------------------------------------------
   Investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda) (the Adviser) and to Eaton Vance Management (EVM) (the Administrator) and its affiliates. To reduce the net investment loss of the Fund, the Adviser and Administrator were allocated $13,506 and $9,004, respectively, of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administrative fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $975,336 and $479,506, respectively, for the six months ended
   June 30, 2000.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 88.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aircraft Manufacture -- 2.4%
----------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica SA                                   65,000    $   396,201
Brazil's regional aircraft manufacturer
----------------------------------------------------------------------
                                                           $   396,201
----------------------------------------------------------------------
Banks and Money Services -- 12.6%
----------------------------------------------------------------------
China Everbright Pacific, Ltd.                  304,000    $   237,878
One of China's fastest growing banks
Grupo Financiero Banamex(1)                     100,000        420,625
Mexico's largest private bank
OTP Bank Rt. GDR                                 11,805        607,957
Hungary's biggest bank
Sanlam Ltd.                                      90,000        106,406
South Africa's second largest life
assurer
Turkiye Garanti Bankasi A.S.(1)              36,521,723        441,478
The largest private sector bank in
Turkey
Unibanco GDR                                     11,000        316,250
Brazil's third largest private bank
----------------------------------------------------------------------
                                                           $ 2,130,594
----------------------------------------------------------------------
Beverages -- 4.8%
----------------------------------------------------------------------
Cia Cervejaria Brahma-sp ADR                     34,000    $   578,000
Largest beer brewer in Brazil and Latin
America
Vina Concha y Toro ADR                            6,500        236,844
Wine producer/exporter
----------------------------------------------------------------------
                                                           $   814,844
----------------------------------------------------------------------
Broadcasting and Cable -- 5.0%
----------------------------------------------------------------------
Television Broadcasts Ltd.                       67,000    $   446,919
Hong Kong's dominant Chinese-language TV
program provider
TV Azteca SA                                     30,000        395,625
Mexico's second largest television
company
----------------------------------------------------------------------
                                                           $   842,544
----------------------------------------------------------------------
Communications Equipment -- 2.1%
----------------------------------------------------------------------
Grupo Televisa GDR(1)                             5,167    $   356,200
Largest Spanish speaking media and
broadcast company in the world. Based in
Mexico
----------------------------------------------------------------------
                                                           $   356,200
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 2.8%
----------------------------------------------------------------------
Softline Ltd.(1)                                252,085    $   241,109
South Africa's top maker of small
business accounting software
Tecnomatix Technologies Ltd.(1)                  16,907        230,358
Israeli company concentrating in
computer aided production equipment
technology
----------------------------------------------------------------------
                                                           $   471,467
----------------------------------------------------------------------
Conglomerates -- 1.1%
----------------------------------------------------------------------
John Keells Holdings                              3,061    $     7,652
Sri Lankan conglomerate involved in tea,
hotels, and beverages
John Keells Holdings GDR                        101,250        179,658
Sri Lankan conglomerate involved in tea,
hotels, and beverages
----------------------------------------------------------------------
                                                           $   187,310
----------------------------------------------------------------------
Electrical / Electronics -- 3.9%
----------------------------------------------------------------------
Hyundai Electronics Industries Co.,
Ltd.(1)                                          16,000    $   315,688
The world's largest DRAM manufacturer.
Based in Korea
Orbotech, Ltd.(1)                                 3,650        338,994
World leader in the manufacture of
automated optical inspection systems for
the printed circuit board industry.
Based in Israel
----------------------------------------------------------------------
                                                           $   654,682
----------------------------------------------------------------------
Electronics - Semiconductors -- 5.3%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                          125,952    $   598,502
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
Via Technologies, Inc.(1)                        19,000        293,735
One of Taiwan's leading chipset
manufacturers
----------------------------------------------------------------------
                                                           $   892,237
----------------------------------------------------------------------
Foods -- 5.9%
----------------------------------------------------------------------
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar                             18,500    $   594,312
Supermarket chain
President Chain Store Corp.                     106,200        397,494
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
----------------------------------------------------------------------
                                                           $   991,806
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 1.0%
----------------------------------------------------------------------
Samsung Fire & Marine Insurance                   6,250    $   173,763
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $   173,763
----------------------------------------------------------------------
Investment Services -- 7.0%
----------------------------------------------------------------------
Li & Fung, Ltd.                                 234,000    $ 1,170,660
Largest global intermediator between
garment suppliers and retailers
----------------------------------------------------------------------
                                                           $ 1,170,660
----------------------------------------------------------------------
Machinery -- 1.0%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                           8,500    $   159,694
Largest industrial and building material
producer in Thailand
----------------------------------------------------------------------
                                                           $   159,694
----------------------------------------------------------------------
Media & Leisure -- 1.7%
----------------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento S.A.(1)                          75,040    $   293,527
Mexican fully integrated entertainment
company comprising 15 subsidiaries
operating in North America, South
America and Europe
----------------------------------------------------------------------
                                                           $   293,527
----------------------------------------------------------------------
Metals - Industrial -- 1.6%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR                     13,300    $   262,675
India's second largest aluminum producer
and lowest cost producer in the world
----------------------------------------------------------------------
                                                           $   262,675
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
----------------------------------------------------------------------
Lukoil Oil Co. ADR                                7,400    $   377,529
Russia's largest oil producer
----------------------------------------------------------------------
                                                           $   377,529
----------------------------------------------------------------------
Oil and Gas - Integrated -- 2.4%
----------------------------------------------------------------------
Surgutneftegaz ADR                               30,000    $   399,750
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $   399,750
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Publishing -- 2.8%
----------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
AS(1)                                        48,629,010    $   470,266
Turkey's most widely read newspaper
----------------------------------------------------------------------
                                                           $   470,266
----------------------------------------------------------------------
Semiconductors -- 3.4%
----------------------------------------------------------------------
Samsung Electronics                               1,720    $   569,207
World's biggest and most profitable
semiconductor company
----------------------------------------------------------------------
                                                           $   569,207
----------------------------------------------------------------------
Telecommunications Services -- 5.9%
----------------------------------------------------------------------
China Unicom Limited(1)                         160,000    $   339,679
China's second largest
telecommunications provider
SK Telecom Co., Ltd.                              2,000        654,694
South Korea's largest mobile telecom
firm
----------------------------------------------------------------------
                                                           $   994,373
----------------------------------------------------------------------
Telephone Utilities -- 14.0%
----------------------------------------------------------------------
Embratel Partipacoes ADR                         13,340    $   315,157
Largest long distance and data telecom
company in Brazil
Korea Telecom Corp. ADR                           9,070        438,761
Monopolistic telecom service provider
for South Korea
Magyar Tavkozlesi Rt                             11,998        419,930
The leading Hungarian telecommunications
source provider
Tele Norte Leste Participacoes ADR               16,756        395,860
One of Brazil's three fixed line holding
companies, located in the northeast of
Brazil
Telefonos de Mexico ADR                           8,000        457,000
Largest telecom operator with interests
in local and long distance
telecommunications
Videsh Sanchar Nigam Ltd., GDR                   21,500        338,625
India's monopoly international telephone
service provider
----------------------------------------------------------------------
                                                           $ 2,365,333
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,110,113)                           $14,974,662
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Centers -- 0.3%
----------------------------------------------------------------------
Siam Commercial Bank(1)                          90,000    $    45,948
The fourth largest bank in Thailand
----------------------------------------------------------------------
                                                           $    45,948
----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $63,235)                               $    45,948
----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
Centrais Geradoras do Sul do Brasil
S.A.(1)                                       7,000,000    $     8,502
This company is an electricity
generator.
----------------------------------------------------------------------
                                                           $     8,502
----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $25,810)                               $     8,502
----------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Services -- 0.1%
----------------------------------------------------------------------
Siam Commercial Bank(1)                          90,000    $    10,568
The fourth largest bank in Thailand
----------------------------------------------------------------------
                                                           $    10,568
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    10,568
----------------------------------------------------------------------
Total Investments -- 89.3%
   (identified cost $11,199,158)                           $15,039,680
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 10.7%                    $ 1,807,600
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $16,847,280
----------------------------------------------------------------------

 ADR-American Depositary Receipt

 GDR-Global Depository Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Brazil                                          15.5%    $2,604,284
Chile                                            1.4        236,844
China                                            1.4        237,878
Hong Kong                                       11.6      1,957,258
Hungary                                          6.1      1,027,887
India                                            3.6        601,300
Israel                                           3.4        569,352
Mexico                                          11.4      1,922,977
Republic of Korea                               12.8      2,152,113
Russia                                           4.6        777,279
South Africa                                     2.1        347,514
Sri Lanka                                        1.1        187,310
Taiwan                                           7.6      1,289,731
Thailand                                         1.3        216,209
Turkey                                           5.4        911,744

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $11,199,158)         $15,039,680
Cash                                        1,810,766
Foreign currency, at value
   (identified cost, $9,154)                    9,162
Dividends receivable                           10,723
-----------------------------------------------------
TOTAL ASSETS                              $16,870,331
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       106
Accrued expenses                               22,945
-----------------------------------------------------
TOTAL LIABILITIES                         $    23,051
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $16,847,280
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $13,006,864
Net unrealized appreciation (computed on
   the basis of identified cost)            3,840,416
-----------------------------------------------------
TOTAL                                     $16,847,280
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $3,854)  $    63,303
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    63,303
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    60,825
Administration fee                             20,274
Trustees fees and expenses                      2,818
Custodian fee                                  34,902
Legal and accounting services                  16,900
Miscellaneous                                     334
-----------------------------------------------------
TOTAL EXPENSES                            $   136,053
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    17,979
   Preliminary reduction of investment
      adviser fee                               8,588
   Preliminary reduction of
      administration fee                        1,976
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    28,543
-----------------------------------------------------

NET EXPENSES                              $   107,510
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (44,207)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   206,333
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (5,102)
-----------------------------------------------------
NET REALIZED GAIN                         $   201,231
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,288,170)
   Foreign currency and forward foreign
      currency exchange contracts                (473)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,288,643)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,087,412)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,131,619)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (44,207) $          42,713
   Net realized gain                               201,231            850,084
   Net change in unrealized
      appreciation (depreciation)               (1,288,643)         5,616,042
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (1,131,619) $       6,508,839
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      6,700,923  $       6,286,238
   Withdrawals                                  (3,194,263)        (6,199,686)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      3,506,660  $          86,552
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      2,375,041  $       6,595,391
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     14,472,239  $       7,876,848
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     16,847,280  $      14,472,239
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           1.54%(1)       1.42%       1.71%       1.53%       1.54%       2.58%
   Net expenses after
      custodian fee reduction             1.32%(1)       1.35%       1.41%       1.35%       1.32%       2.58%
   Net investment income
      (loss)                             (0.54)%(1)      0.45%       0.37%       0.08%       0.14%      (1.00)%
Portfolio Turnover                          28%            95%        117%        160%        125%         98%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $16,847        $14,472     $ 7,877     $18,554     $10,659     $ 3,587
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.67%(1)       2.42%       1.87%       1.81%       2.24%       5.24%
   Expenses after custodian
      fee reduction                       1.45%(1)       2.35%       1.57%       1.63%       2.02%       5.24%
   Net investment income
      (loss)                             (0.67)%(1)     (0.55)%      0.21%      (0.20)%     (0.56)%     (3.66)%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $60,825. To reduce the net operating loss of the Portfolio, the Adviser made a reduction of the investment adviser fee of $8,588. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $20,274. To reduce the net operating loss of the Portfolio, EVM made a reduction of the administrative fee of $1,976. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $5,919,555 and $4,033,440, respectively, for the six months ended June 30, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $11,199,158
    -----------------------------------------------------
    Gross unrealized appreciation             $ 4,374,741
    Gross unrealized depreciation                (534,219)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,840,522
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000, there were no obligations under these financial instruments outstanding.

8 Subsequent Event
-------------------------------------------
   Effective August 21, 2000, Jacob Rees-Mogg will assume sole responsibility for managing the Emerging Markets Portfolio. Mr. Rees-Mogg is currently co-portfolio manager of the Emerging Markets Portfolio.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
LLOYD GEORGE MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

SPONSOR OF EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122







EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
        WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING
           ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS
                   CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
136-8/00                                                                 I-EMSRC